Lines of Credit	12 Months Ended
Dec. 31, 2012
Lines of Credit
22.	LINES OF CREDIT
The Group had unused lines of committed and uncommitted credit facilities available amounting to $893.2 million at December 31, 2012 (December 31, 2011: $1,429.1 million).